Net Income per Share	12 Months Ended
Dec. 31, 2010
Net Income per Share [Abstract]
Net Income per Share
(13) Net Income per Share
The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Basic:
Net income attributable to the Company’s shareholders	191,737	300,841	422,308

Weighted average number of ordinary shares outstanding	912,497,726	912,497,726	958,029,717

Basic net income per ordinary share	0.2101	0.3297	0.4408

Basic net income per ADS	4.2025	6.5938	8.8162

Diluted:
Net income attributable to the Company’s shareholders	191,737	300,841	422,308

Weighted average number of ordinary shares outstanding	912,497,726	912,497,726	958,029,717
Share options	4,837,664	15,814,586	32,288,811

Total	917,335,390	928,312,312	990,318,528

Diluted net income per ordinary share	0.2090	0.3241	0.4264

Diluted net income per ADS	4.1803	6.4815	8.5288

Certain share options issued during 2007 have been cancelled in 2008 and 2009. For details of the options scheme issued, please refer to note 19 to the financial statements.